DERIVATIVES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) bbl	Dec. 31, 2016 USD ($) bbl	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Gain (loss) on fair value hedge ineffectiveness | $	$ 0	$ 0	$ 0
Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	3,000,142	2,942,348
Crude Oil Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	22,348,000	5,950,000
Refined Product Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	1,989,000	2,831,000